S000047389 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.87%	11.70%	12.28%
S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.88%	5.02%	4.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	2.97%	5.65%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.67%	1.72%	4.52%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	1.89%	4.02%
Class N
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	2.87%	5.55%

[1]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements.
[2]	The S&P Global REIT Index, the Fund’s secondary benchmark index, serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.